Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of CVLR Trust 2026-R3LX, Commercial Mortgage Pass-Through Certificates, Series 2026-R3LX. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 3, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by four mortgaged properties (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From May 20, 2026 through June 3, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of
Deloitte Touche Tohmatsu Limited

2

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

June 3, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement and consolidated, amended and restated promissory note (collectively, the “Loan Agreement”);

Draft schedule of allocated loan amount and appraisal value (the “ALA”);

Draft cash management agreement and deposit account control agreement (collectively, the “Cash Management Agreement”);

Draft real estate property appraisal report and electronic schedule (collectively the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Draft franchise agreement (the “Franchise Agreement”);

Proforma title policy (the “Title”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	Zip Code	Appraisal Report
8	Property Type	Appraisal Report
9	Property Type Detail	Appraisal Report
10	Hotel Flag	Franchise Agreement
11	Hotel Brand	Franchise Agreement
12	Franchise or Brand Management Agreement Initial Maturity	Franchise Agreement1
13	Franchise or Brand Management Agreement Renewal Options	Franchise Agreement
14	Franchise or Brand Management Agreement Fully Extended Maturity	Franchise Agreement[1]
15	Year Built	Appraisal
16	Most Recent Renovation	Appraisal
17	Total Property Rooms	Underwritten Financial Summary Report
18	Total Debt Original Balance	Loan Agreement
19	Total Debt Cut-off Date Balance	Refer to calculation procedures
20	Mortgage Loan Original Balance	Loan Agreement / ALA
21	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
22	Loan Purpose	None - Company Provided
23	Borrower	Loan Agreement
24	Sponsor	Loan Agreement
25	Carve-Out Guarantor(s)	Loan Agreement
26	Title Type	Title
27	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
28	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
29	Mortgage Loan Annual IO Debt Service at Cap	None - Company Provided
30	Monthly P&I Payment	Not applicable
31	Annual P&I Debt Service	Not applicable
32	Interest Accrual Method	Loan Agreement
33	Payment Date	Loan Agreement
34	Interest Accrual Start	Loan Agreement

1 We were instructed by representatives of the Company that the effective date of each Franchise Agreement will be June 15, 2026.

	Characteristic	Source Document
35	Interest Accrual End	Loan Agreement
36	SOFR Assumption	None - Company Provided
37	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
38	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
39	Mortgage Loan Spread	None - Company Provided
40	Mortgage Loan SOFR Floor	Loan Agreement
41	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
42	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
43	Mortgage Loan SOFR Cap Provider	None - Company Provided
44	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
45	Grace Period (Late Fee)	Loan Agreement
46	Grace Period (Default)	Loan Agreement
47	IO Term (mos)	Refer to calculation procedures
48	Original Amortization Term	Loan Agreement
49	Amortization Type	Loan Agreement
50	Origination Date	None - Company Provided
51	First Payment Date	None - Company Provided
52	Interest Rate	Refer to calculation procedures
53	Administrative Fee Rate	None - Company Provided
54	Net Interest Rate	Refer to calculation procedures
55	Mortgage Loan Interest Rate At Cap	None - Company Provided
56	Original Loan Term (mos)	Refer to calculation procedures
57	Remaining Loan Term (mos)	Refer to calculation procedures
58	Seasoning	Refer to calculation procedures
59	Maturity Date	None - Company Provided
60	Extension Options	Loan Agreement
61	Extension Option Description	Loan Agreement
62	Fully Extended Maturity Date	Loan Agreement
63	Total Debt Balloon Balance	Refer to calculation procedures
64	Mortgage Loan Balloon Balance	Refer to calculation procedures
65	Lockout Expiration Date	Loan Agreement
66	Open Period Begin Date	Loan Agreement
67	Prepay Description	None - Company Provided
68	Partial Release (Y/N)	Loan Agreement
69	Partial Release Description	Loan Agreement
70	Future Debt Permitted (Y/N)	Loan Agreement
71	Future Debt Description	Loan Agreement
72	Appraisal Date	Appraisal Report
73	Appraisal Value Type	Appraisal Report

	Characteristic	Source Document
74	Appraisal Value	Appraisal Report
75	Appraisal Value Per Room	Refer to calculation procedures
76	Cut-off Date LTV	Refer to calculation procedures
77	Maturity Date LTV	Refer to calculation procedures
78	2023 Occupancy	Underwritten Financial Summary Report
79	2024 Occupancy	Underwritten Financial Summary Report
80	2025 Occupancy	Underwritten Financial Summary Report
81	TTM Mar 2026 Occupancy	Underwritten Financial Summary Report
82	Underwritten Occupancy	Underwritten Financial Summary Report
83	2023 Average Daily Rate	Underwritten Financial Summary Report
84	2024 Average Daily Rate	Underwritten Financial Summary Report
85	2025 Average Daily Rate	Underwritten Financial Summary Report
86	TTM Mar 2026 Average Daily Rate	Underwritten Financial Summary Report
87	Underwritten Average Daily Rate	Underwritten Financial Summary Report
88	2023 RevPAR	Underwritten Financial Summary Report
89	2024 RevPAR	Underwritten Financial Summary Report
90	2025 RevPAR	Underwritten Financial Summary Report
91	TTM Mar 2026 RevPAR	Underwritten Financial Summary Report
92	Underwritten RevPAR	Underwritten Financial Summary Report
93	2023 Total Revenue	Underwritten Financial Summary Report
94	2024 Total Revenue	Underwritten Financial Summary Report
95	2025 Total Revenue	Underwritten Financial Summary Report
96	TTM Mar 2026 Total Revenue	Underwritten Financial Summary Report
97	Underwritten Total Revenue	Underwritten Financial Summary Report
98	2023 Total Expenses	Underwritten Financial Summary Report
99	2024 Total Expenses	Underwritten Financial Summary Report
100	2025 Total Expenses	Underwritten Financial Summary Report
101	TTM Mar 2026 Total Expenses	Underwritten Financial Summary Report
102	Underwritten Total Expenses	Underwritten Financial Summary Report
103	2023 NOI	Underwritten Financial Summary Report
104	2024 NOI	Underwritten Financial Summary Report
105	2025 NOI	Underwritten Financial Summary Report
106	TTM Mar 2026 NOI	Underwritten Financial Summary Report
107	Underwritten NOI	Underwritten Financial Summary Report
108	2023 NCF	Underwritten Financial Summary Report
109	2024 NCF	Underwritten Financial Summary Report
110	2025 NCF	Underwritten Financial Summary Report
111	TTM Mar 2026 NCF	Underwritten Financial Summary Report
112	Underwritten NCF	Underwritten Financial Summary Report
113	Underwritten IO NOI DSCR	Refer to calculation procedures

	Characteristic	Source Document
114	Underwritten IO NOI DSCR At Cap	None - Company Provided
115	Underwritten P&I NOI DSCR	Not applicable
116	Underwritten P&I NOI DSCR At Cap	Not applicable
117	Underwritten NOI Debt Yield	Refer to calculation procedures
118	Underwritten IO NCF DSCR	Refer to calculation procedures
119	Underwritten IO NCF DSCR At Cap	None - Company Provided
120	Underwritten P&I NCF DSCR	Not applicable
121	Underwritten P&I NCF DSCR At Cap	Not applicable
122	Underwritten NCF Debt Yield	Refer to calculation procedures
123	Lockbox	Loan Agreement / Cash Management Agreement
124	Cash Management	Cash Management Agreement
125	Cash Management Springing Condition	Cash Management Agreement
126	Engineering Report Date	Engineering Report
127	Environmental Phase I Report Date	Phase I Report
128	Environmental Phase II Report Date	Not applicable
129	Seismic Report Date	Not applicable
130	Seismic PML	Engineering Report
131	Additional Financing	Loan Agreement
132	In Place/Future	Loan Agreement
133	Real Estate Tax Escrow - Initial	None - Company Provided
134	Real Estate Tax Escrow - Ongoing	None - Company Provided
135	Insurance Escrow - Initial	Loan Agreement
136	Insurance Escrow - Ongoing	Loan Agreement
137	Replacement Reserve Escrow - Initial	Loan Agreement
138	Replacement Reserve Escrow - Ongoing	Loan Agreement
139	Immediate Repairs Escrow - Initial	Loan Agreement
140	Immediate Repairs Escrow - Ongoing	Loan Agreement
141	Other Escrow 1 Required	Loan Agreement
142	Other Escrow 1 Description	Loan Agreement
143	Other Escrow 1 Initial	Loan Agreement
144	Other Escrow 1 - Ongoing	Loan Agreement
145	Other Escrow 1 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 19, we recomputed the Total Debt Cut-off Date Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 21, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 27, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 28, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 47, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 52, we recomputed the Interest Rate as the sum of the (a) SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 54, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 56, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 57, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 58, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of June 30, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 63, we recomputed the Total Debt Balloon Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 64, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 75, we recomputed the Appraisal Value Per Room by dividing the (i) Appraisal Value by (ii) Total Property Rooms.

With respect to Characteristic 76, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 77, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 113, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 117, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 118, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 122, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.